UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                      811-04494

The Gabelli Asset Fund
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Asset Fund

First Quarter Report — March 31, 2014

Portfolio Management Team

Morningstar® rated The Gabelli Asset Fund Class AAA Shares 5 stars overall, 3 stars for the three year period, and 5 stars for the five and ten year periods ended March 31, 2014 among 1,361, 1,361, 1,219, and 806 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the quarter ended March 31, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli Asset Fund increased 0.9% compared with an increase of 1.8% for the Standard & Poor’s (“S&P”) 500 Index. See page 2 for additional performance information.

Enclosed is the schedule of investments as of March 31, 2014.

Comparative Results

Average Annual Returns through March 31, 2014 (a) (Unaudited)					Since
					Inception
	Quarter	1 Year	5 Year	10 Year	(3/3/86)
Class AAA (GABAX)	0.89%	19.66%	23.02%	9.61%	12.60%
S&P 500 Index	1.81	21.86	21.16	7.42	10.32	(d)
Dow Jones Industrial Average	(0.15)	15.54	19.79	7.46	11.29	(d)
Nasdaq Composite Index	0.83	30.01	23.83	8.94	9.01	(d)
Class A (GATAX)	0.89	19.66	23.02	9.61	12.60
With sales charge (b)	(4.91)	12.78	21.57	8.96	12.35
Class C (GATCX)	0.70	18.77	22.11	8.80	12.30
With contingent deferred sales charge (c)	(0.30)	17.77	22.11	8.80	12.30
Class I (GABIX)	0.95	19.95	23.32	9.78	12.66

In the current prospectuses dated April 30, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.35%, 1.35%, 2.10%, and 1.10%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	The S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.

The Gabelli Asset Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.8%
	Aerospace — 1.8%
660,000	Exelis Inc.	$12,546,600
5,000	Lockheed Martin Corp.	816,200
7,500	Northrop Grumman Corp.	925,350
2,175,000	Rolls-Royce Holdings plc	38,943,533
2,000	Spirit AeroSystems Holdings Inc., Cl. A†	56,380
98,000	The Boeing Co.	12,298,020

		65,586,083

	Agriculture — 0.7%
412,000	Archer Daniels Midland Co.	17,876,680
61,058	Monsanto Co.	6,946,569
9,000	Potash Corp of Saskatchewan Inc.	325,980
27,200	The Mosaic Co.	1,360,000

		26,509,229

	Airlines — 0.1%
95,769	American Airlines Group Inc.†	3,505,145

	Automotive — 1.0%
295,000	Ford Motor Co.	4,602,000
138,000	Hertz Global Holdings Inc.†	3,676,320
663,000	Navistar International Corp.†	22,455,810
96,100	PACCAR Inc.	6,480,984
3,200	Volkswagen AG	811,165

		38,026,279

	Automotive: Parts and Accessories — 4.2%
230,400	BorgWarner Inc.	14,162,688
350,000	Brembo SpA	13,250,306
94,000	CLARCOR Inc.	5,390,900
550,600	Dana Holding Corp.	12,812,462
145,678	Federal-Mogul Corp.†	2,725,635
546,500	Genuine Parts Co.	47,463,525
430,500	Johnson Controls Inc.	20,371,260
115,000	Modine Manufacturing Co.†	1,684,750
173,000	O’Reilly Automotive Inc.†	25,671,470
88,000	Standard Motor Products Inc.	3,147,760
185,000	Superior Industries International Inc.	3,790,650
91,400	Tenneco Inc.†	5,307,598

		155,779,004

	Aviation: Parts and Services — 3.0%
1,075,000	BBA Aviation plc	5,946,435
435,500	Curtiss-Wright Corp.	27,671,670
580,000	GenCorp Inc.†	10,596,600
121,100	Kaman Corp.	4,926,348
235,000	Precision Castparts Corp.	59,398,600
12,000	Woodward Inc.	498,360

		109,038,013

	Broadcasting — 1.5%
298,200	CBS Corp., Cl. A, Voting	18,455,598
18,000	Cogeco Inc.	892,266

Shares			Market Value
26,666		Corus Entertainment Inc., Cl. B, OTC	$587,452
13,334		Corus Entertainment Inc., Cl. B, Toronto	294,421
209,000		Liberty Media Corp., Cl. A†	27,322,570
108,000		LIN Media LLC, Cl. A†	2,862,000
12,000		Naspers Ltd., Cl. N	1,323,716
366,000		Television Broadcasts Ltd.	2,191,800
50,000		Tokyo Broadcasting System Holdings Inc.	577,920

			54,507,743

		Building and Construction — 0.3%
6,000		Assa Abloy AB, Cl. B	319,454
186,300		Fortune Brands Home & Security Inc.	7,839,504
67,070		Layne Christensen Co.†	1,220,003

			9,378,961

		Business Services — 2.4%
113,000		ACCO Brands Corp.†	696,080
42,361		ARAMARK Holdings Corp.	1,225,080
39,500		Ascent Capital Group Inc., Cl. A†	2,984,225
75,100		Blucora Inc.†	1,478,719
240,000		Clear Channel Outdoor Holdings Inc., Cl. A	2,186,400
15,080	(a)	Contax Participacoes SA†	115,642
170,600		Ecolab Inc.	18,423,094
15,000		Edenred	470,642
125,000		Fly Leasing Ltd., ADR	1,875,000
60,000		Landauer Inc.	2,719,800
355,900		Live Nation Entertainment Inc.†	7,740,825
80,000		Macquarie Infrastructure Co. LLC	4,581,600
247,000		MasterCard Inc., Cl. A	18,450,900
20,000		MOCON Inc.	333,600
5,000		Mohawk Industries Inc.†	679,900
39,000		Monster Worldwide Inc.†	291,720
2,000		MSC Industrial Direct Co. Inc., Cl. A	173,040
181,000		The Brink’s Co.	5,167,550
900,000		The Interpublic Group of Companies Inc.	15,426,000
16,300		Visa Inc., Cl. A	3,518,518

			88,538,335

		Cable and Satellite — 7.4%
346,400		AMC Networks Inc., Cl. A†	25,318,376
1,825,600		Cablevision Systems Corp., Cl. A	30,797,872
6,000		Charter Communications Inc., Cl. A†	739,200
160,000		Comcast Corp., Cl. A	8,003,200
313,000		Comcast Corp., Cl. A, Special	15,261,880
31,000		DigitalGlobe Inc.†	899,310
801,002		DIRECTV†	61,212,573
317,200		DISH Network Corp., Cl. A†	19,733,012
104,000		EchoStar Corp., Cl. A†	4,946,240
147,900		Liberty Global plc, Cl. A†	6,152,640
591,700		Liberty Global plc, Cl. C†	24,088,107
944,800		Rogers Communications Inc., New York, Cl. B	39,152,512
50,000		Rogers Communications Inc., Toronto, Cl. B	2,071,913
219,900		Scripps Networks Interactive Inc., Cl. A	16,692,609

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
124,000	Shaw Communications Inc., New York, Cl. B	$2,963,600
120,000	Shaw Communications Inc., Toronto, Cl. B	2,865,672
220,000	Sky Deutschland AG†	1,897,309
77,800	Time Warner Cable Inc.	10,672,604

		273,468,629

	Closed-End Funds — 0.0%
11,417	Royce Global Value Trust Inc.†	102,525
79,920	Royce Value Trust Inc.	1,257,142

		1,359,667

	Communications Equipment — 0.3%
580,000	Corning Inc.	12,075,600
12,000	Motorola Solutions Inc.	771,480

		12,847,080

	Computer Hardware — 0.3%
220,039	Hewlett-Packard Co.	7,120,462
20,000	International Business Machines Corp.	3,849,800
3,000	Wincor Nixdorf AG	215,534

		11,185,796

	Computer Software and Services — 1.6%
258,400	Diebold Inc.	10,307,576
17,000	DST Systems Inc.	1,611,430
80,000	EarthLink Holdings Corp.	288,800
122,000	eBay Inc.†	6,739,280
62,400	Fidelity National Information Services Inc.	3,335,280
1,600	Google Inc., Cl. A†	1,783,216
39,803	Guidance Software Inc.†	440,221
152,000	Internap Network Services Corp.†	1,076,160
20,000	InterXion Holding NV†	479,600
30,000	MedAssets Inc.†	741,300
55,000	Microsoft Corp.	2,254,450
189,200	NCR Corp.†	6,915,260
1,500	Palo Alto Networks Inc.†	102,900
80,000	RealD Inc.†	893,600
97,200	Rockwell Automation Inc.	12,106,260
270,000	Yahoo! Inc.†	9,693,000

		58,768,333

	Consumer Products — 4.3%
20,000	Altria Group Inc.	748,600
162,000	Avon Products Inc.	2,371,680
30,000	Brunswick Corp.	1,358,700
11,000	Christian Dior SA	2,117,803
399,800	Church & Dwight Co. Inc.	27,614,186
385,000	Coty Inc., Cl. A	5,767,300
258,800	Energizer Holdings Inc.	26,071,512
3,400	Givaudan SA	5,257,395
32,000	Harley-Davidson Inc.	2,131,520
20,000	Kimberly-Clark Corp.	2,205,000

Shares		Market Value
14,000	Mattel Inc.	$561,540
11,000	National Presto Industries Inc.	858,440
25,000	Philip Morris International Inc.	2,046,750
48,000	Reckitt Benckiser Group plc	3,910,708
120,800	Sally Beauty Holdings Inc.†	3,309,920
9,000	Stanley Black & Decker Inc.	731,160
10,000	Svenska Cellulosa AB, Cl. A	294,486
50,000	Svenska Cellulosa AB, Cl. B	1,471,656
1,086,400	Swedish Match AB	35,501,074
10,000	Syratech Corp.†	30
4,000	The Estee Lauder Companies Inc., Cl. A	267,520
373,000	The Procter & Gamble Co.	30,063,800
70,000	Unilever plc, ADR	2,994,600
58,000	Wolverine World Wide Inc.	1,655,900

		159,311,280

	Consumer Services — 1.9%
8,000	Allegion plc	417,360
5,000	Expedia Inc.	362,500
138,000	IAC/InterActiveCorp.	9,851,820
527,600	Liberty Interactive Corp., Cl. A†	15,231,812
35,000	Liberty Ventures, Cl. A†	4,561,550
868,200	Rollins Inc.	26,254,368
354,000	The ADT Corp.	10,602,300
72,000	Tree.com Inc.†	2,234,880

		69,516,590

	Diversified Industrial — 4.7%
9,000	Acuity Brands Inc.	1,193,130
10,000	Albany International Corp., Cl. A	355,400
5,000	Anixter International Inc.	507,600
35,800	Blount International Inc.†	426,020
417,400	Crane Co.	29,698,010
172,000	Eaton Corp. plc	12,920,640
79,800	Greif Inc., Cl. A	4,188,702
271,671	Greif Inc., Cl. B	15,773,218
438,000	Honeywell International Inc.	40,628,880
25,000	Ingersoll-Rand plc	1,431,000
300,000	ITT Corp.	12,828,000
30,000	Jardine Matheson Holdings Ltd.	1,892,400
127,500	Jardine Strategic Holdings Ltd.	4,572,150
154,300	Katy Industries Inc.†	229,907
17,000	Magnetek Inc.†	323,000
245,000	Myers Industries Inc.	4,880,400
12,000	Nortek Inc.†	986,520
64,000	Pentair Ltd.	5,077,760
21,300	Sulzer AG	2,927,380
161,000	Textron Inc.	6,325,690
207,000	Toray Industries Inc.	1,367,766
115,700	Trinity Industries Inc.	8,338,499
336,800	Tyco International Ltd.	14,280,320

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
6,500	Waters Corp.†	$704,665

		171,857,057

	Electronics — 1.1%
150,000	Cypress Semiconductor Corp.	1,540,500
20,000	Dolby Laboratories Inc., Cl. A†	890,000
100,000	Intel Corp.	2,581,000
12,800	Kyocera Corp., ADR	579,200
80,000	LSI Corp.	885,600
1,500	Mettler-Toledo International Inc.†	353,520
6,000	Samsung Electronics Co. Ltd., GDR(b)	3,774,000
685,000	Sony Corp., ADR	13,097,200
47,000	TE Connectivity Ltd.	2,829,870
267,400	Texas Instruments Inc.	12,607,910

		39,138,800

	Energy and Utilities — 6.4%
11,000	Anadarko Petroleum Corp.	932,360
178,400	BP plc, ADR	8,581,040
10,000	Cameron International Corp.†	617,700
266,000	Chevron Corp.	31,630,060
298,800	ConocoPhillips	21,020,580
222,600	CONSOL Energy Inc.	8,892,870
114,400	Devon Energy Corp.	7,656,792
11,000	Diamond Offshore Drilling Inc.	536,360
13,400	Dresser-Rand Group Inc.†	782,694
20,000	Edison International	1,132,200
216,700	El Paso Electric Co.	7,742,691
81,700	EOG Resources Inc.	16,027,089
299,600	Exxon Mobil Corp.	29,264,928
47,000	FirstEnergy Corp.	1,599,410
130,000	GenOn Energy Inc., Escrow†	0
179,300	Halliburton Co.	10,558,977
134,000	Kinder Morgan Inc.	4,353,660
277,900	National Fuel Gas Co.	19,464,116
30,000	NextEra Energy Inc.	2,868,600
45,000	Northeast Utilities	2,047,500
12,000	Occidental Petroleum Corp.	1,143,480
56,400	Oceaneering International Inc.	4,052,904
30,000	Patterson-UTI Energy Inc.	950,400
39,000	Phillips 66	3,005,340
220,000	Rowan Companies plc, Cl. A†	7,409,600
45,000	Royal Dutch Shell plc, Cl. A, ADR	3,287,700
128,000	SJW Corp.	3,783,680
172,500	Southwest Gas Corp.	9,220,125
195,000	Spectra Energy Corp.	7,203,300
75,000	Talisman Energy Inc.	748,500
105,000	The AES Corp.	1,499,400
37,000	Transocean Ltd.	1,529,580
16,000	Wartsila OYJ Abp	869,136

Shares		Market Value
870,000	Weatherford International Ltd.†	$15,103,200

		235,515,972

	Entertainment — 6.8%
195,500	Discovery Communications Inc., Cl. A†	16,167,850
196,500	Discovery Communications Inc., Cl. C†	15,142,290
28,000	DreamWorks Animation SKG Inc., Cl. A†	743,400
70,000	Electronic Arts Inc.†	2,030,700
767,400	Grupo Televisa SAB, ADR	25,546,746
2,500	Nintendo Co. Ltd.	296,953
211,800	Starz, Cl. A†	6,836,904
444,300	The Madison Square Garden Co., Cl. A†	25,227,354
285,001	Time Warner Inc.	18,619,115
2,231,100	Twenty-First Century Fox Inc., Cl. A	71,328,267
180,000	Twenty-First Century Fox Inc., Cl. B	5,601,600
483,534	Viacom Inc., Cl. A	41,226,109
25,000	Viacom Inc., Cl. B	2,124,750
670,000	Vivendi SA	18,663,673

		249,555,711

	Environmental Services — 1.1%
55,000	Progressive Waste Solutions Ltd.	1,392,050
649,300	Republic Services Inc.	22,180,088
20,000	Waste Connections Inc.	877,200
405,000	Waste Management Inc.	17,038,350

		41,487,688

	Equipment and Supplies — 7.4%
1,241,800	AMETEK Inc.	63,940,282
6,000	Amphenol Corp., Cl. A	549,900
10,000	AZZ Inc.	446,800
96,000	CIRCOR International Inc.	7,039,680
121,000	Crown Holdings Inc.†	5,413,540
180,000	CTS Corp.	3,758,400
8,000	Danaher Corp.	600,000
788,800	Donaldson Co. Inc.	33,445,120
616,000	Flowserve Corp.	48,257,440
50,400	Graco Inc.	3,766,896
224,000	GrafTech International Ltd.†	2,446,080
714,400	IDEX Corp.	52,072,616
135,000	Interpump Group SpA	2,079,298
5,000	Lawson Products Inc.†	80,350
128,000	Mueller Industries Inc.	3,838,720
213,600	Sealed Air Corp.	7,021,032
2,000	SL Industries Inc.†	49,120
48,000	Tenaris SA, ADR	2,124,000
93,000	The Manitowoc Co. Inc.	2,924,850
111,000	The Timken Co.	6,524,580
17,000	The Toro Co.	1,074,230
88,200	The Weir Group plc	3,728,976
26,700	Valmont Industries Inc.	3,974,028

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
298,200	Watts Water Technologies Inc., Cl. A	$17,501,358

		272,657,296

	Financial Services — 8.4%
15,400	Alleghany Corp.†	6,273,652
80,000	AllianceBernstein Holding LP	1,997,600
652,400	American Express Co.	58,735,572
7,000	Ameriprise Financial Inc.	770,490
29,700	Argo Group International Holdings Ltd.	1,363,230
52,000	Bank of America Corp.	894,400
209	Berkshire Hathaway Inc., Cl. A†	39,156,160
75,000	BKF Capital Group Inc.†	94,125
45,000	Calamos Asset Management Inc., Cl. A	581,850
65,000	Citigroup Inc.	3,094,000
100,000	First Niagara Financial Group Inc.	945,000
170,000	Fortress Investment Group LLC, Cl. A	1,258,000
134,000	GAM Holding AG	2,417,623
198,000	H&R Block Inc.	5,977,620
19,000	HSBC Holdings plc, ADR	965,770
53,000	Interactive Brokers Group Inc., Cl. A	1,148,510
430,000	Janus Capital Group Inc.	4,674,100
262,000	JPMorgan Chase & Co.	15,906,020
95,900	Kinnevik Investment AB, Cl. A	3,544,224
103,000	Kinnevik Investment AB, Cl. B	3,803,439
80,000	KKR & Co. LP	1,827,200
325,000	KKR Financial Holdings LLC	3,760,250
352,900	Legg Mason Inc.	17,306,216
39,000	Leucadia National Corp.	1,092,000
88,200	Loews Corp.	3,885,210
44,200	M&T Bank Corp.	5,361,460
142,500	Marsh & McLennan Companies Inc.	7,025,250
98,200	Northern Trust Corp.	6,437,992
30,000	Popular Inc.†	929,700
10,000	Royal Bank of Canada	659,900
138,600	State Street Corp.	9,639,630
20,000	SunTrust Banks Inc.	795,800
52,000	T. Rowe Price Group Inc.	4,282,200
666,900	The Bank of New York Mellon Corp.	23,534,901
48,000	The Blackstone Group LP	1,596,000
13,500	The Goldman Sachs Group Inc.	2,211,975
220,000	The Hartford Financial Services Group Inc.	7,759,400
147,000	The PNC Financial Services Group Inc.	12,789,000
10,000	Value Line Inc.	149,600
40,000	W. R. Berkley Corp.	1,664,800
156,000	Waddell & Reed Financial Inc., Cl. A	11,484,720
670,000	Wells Fargo & Co.	33,325,800

		311,120,389

	Food and Beverage — 12.1%
417,000	Beam Inc.	34,736,100
509,800	Brown-Forman Corp., Cl. A	45,336,514

Shares		Market Value
134,800	Brown-Forman Corp., Cl. B	$12,090,212
60,000	Campbell Soup Co.	2,692,800
400,000	China Mengniu Dairy Co. Ltd.	2,003,481
26,000	Coca-Cola Enterprises Inc.	1,241,760
16,500	Coca-Cola HBC AG, ADR	410,355
100,000	ConAgra Foods Inc.	3,103,000
86,000	Constellation Brands Inc., Cl. A†	7,307,420
6,000	Core-Mark Holding Co. Inc.	435,600
30,000	Crimson Wine Group Ltd.†	265,500
280,000	Danone SA	19,800,240
846,200	Davide Campari-Milano SpA	6,936,352
42,500	Dean Foods Co.	657,050
308,400	Diageo plc, ADR	38,423,556
85,000	Diamond Foods Inc.†	2,969,050
210,000	Dr Pepper Snapple Group Inc.	11,436,600
80,000	Farmer Brothers Co.†	1,576,000
389,950	Flowers Foods Inc.	8,364,427
41,200	Fomento Economico Mexicano SAB de CV, ADR	3,841,488
575,000	General Mills Inc.	29,796,500
2,490,200	Grupo Bimbo SAB de CV, Cl. A	6,715,939
10,000	Heineken Holding NV	645,639
115,000	Heineken NV	8,003,913
20,000	Heineken NV, ADR	697,400
117,000	Ingredion Inc.	7,965,360
200,000	ITO EN Ltd.	4,476,094
23,200	John Bean Technologies Corp.	716,880
43,000	Kellogg Co.	2,696,530
81,300	Kerry Group plc, Cl. A	6,178,115
36,000	Keurig Green Mountain Inc.	3,801,240
500,000	Kikkoman Corp.	9,431,769
37,000	Kraft Foods Group Inc.	2,075,700
19,800	LVMH Moet Hennessy Louis Vuitton SA	3,599,281
15,000	MEIJI Holdings Co. Ltd.	946,083
424,000	Mondelēz International Inc., Cl. A	14,649,200
245,000	Morinaga Milk Industry Co. Ltd.	788,064
143,400	Nestlé SA	10,794,944
187,800	NISSIN FOODS HOLDINGS CO. LTD.	8,469,786
200,000	Parmalat SpA	689,380
274,000	PepsiCo Inc.	22,879,000
68,900	Pernod Ricard SA	8,020,789
109,400	Post Holdings Inc.†	6,030,128
87,000	Remy Cointreau SA	6,981,622
10,000	SABMiller plc	499,308
95,000	Snyder’s-Lance Inc.	2,678,050
45,000	Suntory Beverage & Food Ltd.	1,549,920
611,900	The Coca-Cola Co.	23,656,054
18,000	The Hain Celestial Group Inc.†	1,646,460
432,000	The Hillshire Brands Co.	16,096,320
21,000	The J.M. Smucker Co.	2,042,040
45,000	The WhiteWave Foods Co., Cl. A†	1,284,300
600,000	Tingyi (Cayman Islands) Holding Corp.	1,721,137

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
172,422	Tootsie Roll Industries Inc.	$5,162,315
96,000	Tyson Foods Inc., Cl. A	4,224,960
332,600	Yakult Honsha Co. Ltd.	16,692,031

		447,929,756

	Health Care — 5.3%
92,600	Actavis plc†	19,061,710
30,000	Aetna Inc.	2,249,100
115,000	Alere Inc.†	3,950,250
33,400	Allergan Inc.	4,144,940
48,584	AmerisourceBergen Corp.	3,186,625
66,800	Amgen Inc.	8,239,112
63,000	AngioDynamics Inc.†	992,250
10,000	ArthroCare Corp.†	481,900
80,000	Baxter International Inc.	5,886,400
40,700	Becton, Dickinson and Co.	4,765,156
29,200	Biogen Idec Inc.†	8,931,404
11,500	Bio-Rad Laboratories Inc., Cl. A†	1,473,380
400,000	BioScrip Inc.†	2,792,000
270,000	Boston Scientific Corp.†	3,650,400
154,800	Bristol-Myers Squibb Co.	8,041,860
17,500	Cepheid Inc.†	902,650
127,000	Chemed Corp.	11,360,150
35,000	Cigna Corp.	2,930,550
31,000	CONMED Corp.	1,346,950
48,000	Covidien plc	3,535,680
45,000	DaVita HealthCare Partners Inc.†	3,098,250
10,000	DENTSPLY International Inc.	460,400
30,000	Eli Lilly & Co.	1,765,800
47,000	Endo International plc†	3,226,550
44,000	Exactech Inc.†	992,640
134,000	Express Scripts Holding Co.†	10,062,060
20,000	Gerresheimer AG	1,294,309
36,600	Henry Schein Inc.†	4,368,942
10,000	Humana Inc.	1,127,200
2,000	Illumina Inc.†	297,320
125,000	Johnson & Johnson	12,278,750
12,000	Laboratory Corp. of America Holdings†	1,178,520
150,000	Lexicon Pharmaceuticals Inc.†	259,500
20,000	McKesson Corp.	3,531,400
12,500	Mead Johnson Nutrition Co.	1,039,250
20,000	Medivation Inc.†	1,287,400
150,800	Merck & Co. Inc.	8,560,916
30,000	Mylan Inc.†	1,464,900
9,000	Nobel Biocare Holding AG	129,291
20,000	Orthofix International NV†	603,000
28,000	Owens & Minor Inc.	980,840
55,000	Pain Therapeutics Inc.†	302,500
68,200	Patterson Companies Inc.	2,848,032
152,600	Pfizer Inc.	4,901,512
40,000	Quality Systems Inc.	675,200

Shares		Market Value
44,000	Quidel Corp.†	$1,201,200
400	Regeneron Pharmaceuticals Inc.†	120,112
76,400	Roche Holding AG, ADR	2,881,808
35,000	St. Jude Medical Inc.	2,288,650
32,000	Stryker Corp.	2,607,040
171,400	Tenet Healthcare Corp.†	7,337,634
77,000	UnitedHealth Group Inc.	6,313,230
15,000	WellPoint Inc.	1,493,250
29,000	William Demant Holding A/S†	2,480,814
93,800	Wright Medical Group Inc.†	2,914,366
14,000	Zimmer Holdings Inc.	1,324,120
3,000	Zoetis Inc.	86,820

		195,705,993

	Home Furnishings — 0.1%
23,000	Bed Bath & Beyond Inc.†	1,582,400
113,000	Blyth Inc.	1,212,490

		2,794,890

	Hotels and Gaming — 1.6%
17,000	Accor SA	870,411
27,000	Churchill Downs Inc.	2,465,100
720,000	Genting Singapore plc	764,131
10,000	Home Inns & Hotels Management Inc., ADR†	322,900
47,000	Hyatt Hotels Corp., Cl. A†	2,529,070
88,200	International Game Technology	1,240,092
56,000	Interval Leisure Group Inc.	1,463,840
2,302,400	Ladbrokes plc	5,181,868
84,700	Las Vegas Sands Corp.	6,842,066
4,228,200	Mandarin Oriental International Ltd.	7,378,209
422,400	MGM Resorts International†	10,923,264
55,000	Orient-Express Hotels Ltd., Cl. A†	792,550
93,000	Pinnacle Entertainment Inc.†	2,204,100
16,975	Ryman Hospitality Properties Inc.	721,777
92,000	Starwood Hotels & Resorts Worldwide Inc.	7,323,200
2,030,000	The Hongkong & Shanghai Hotels Ltd.	2,700,909
110,000	Universal Entertainment Corp.	2,007,848
10,000	Wyndham Worldwide Corp.	732,300
11,200	Wynn Resorts Ltd.	2,488,080

		58,951,715

	Machinery — 3.4%
121,500	Caterpillar Inc.	12,073,455
280,000	CNH Industrial NV, Brsaltaliana†	3,219,034
1,531,200	CNH Industrial NV, New York†	17,608,800
680,000	Deere & Co.	61,744,000
32,000	Kennametal Inc.	1,417,600
26,000	Mueller Water Products Inc., Cl. A	247,000
750,000	Xylem Inc.	27,315,000
47,000	Zebra Technologies Corp., Cl. A†	3,262,270

		126,887,159

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Manufactured Housing and Recreational Vehicles — 0.1%
32,000	Cavco Industries Inc.†	$2,510,400
33,000	Nobility Homes Inc.†	406,725
50,000	Skyline Corp.†	302,500

		3,219,625

	Metals and Mining — 1.6%
68,000	Agnico Eagle Mines Ltd.	2,057,000
400,000	Alcoa Inc.	5,148,000
316,600	Barrick Gold Corp.	5,644,978
70,000	Cliffs Natural Resources Inc.	1,432,200
95,000	Franco-Nevada Corp.	4,356,700
213,200	Freeport-McMoRan Copper & Gold Inc.	7,050,524
85,000	Global Brass & Copper Holdings Inc.	1,340,450
50,000	Kinross Gold Corp.	207,000
14,000	Labrador Iron Ore Royalty Corp.	380,678
52,000	New Hope Corp. Ltd.	144,193
611,000	Newmont Mining Corp.	14,321,840
150,000	Peabody Energy Corp.	2,451,000
136,400	Royal Gold Inc.	8,541,368
160,000	Silver Wheaton Corp.	3,632,000
240,000	Turquoise Hill Resources Ltd.†	799,200

		57,507,131

	Publishing — 1.1%
2,500	Graham Holdings Co., Cl. B	1,759,375
200,000	Il Sole 24 Ore SpA†	246,325
160,100	McGraw Hill Financial Inc.	12,215,630
430,000	Media General Inc.†	7,899,100
66,000	Meredith Corp.	3,064,380
567,775	News Corp., Cl. A†	9,777,085
185,000	News Corp., Cl. B†	3,089,500
20,000	Nielsen Holdings NV	892,600
92,000	The E.W. Scripps Co., Cl. A†	1,630,240
25,000	The New York Times Co., Cl. A	428,000

		41,002,235

	Real Estate — 0.3%
11,000	Brookfield Asset Management Inc., Cl. A	449,350
70,000	Forest City Enterprises Inc., Cl. A†	1,337,000
104,000	Griffin Land & Nurseries Inc.	3,144,960
10,000	QTS Realty Trust Inc., Cl. A.	250,900
242,300	The St. Joe Co.†	4,664,275

		9,846,485

	Real Estate Investment Trusts — 0.1%
14,422	Host Hotels & Resorts Inc.	291,901
200	Vornado Realty Trust	19,712
150,200	Weyerhaeuser Co.	4,408,370

		4,719,983

	Retail — 2.8%
106,600	Aaron’s Inc.†	3,223,584

Shares		Market Value
126,600	AutoNation Inc.†	$6,738,918
111,000	Costco Wholesale Corp.	12,396,480
219,000	CST Brands Inc.	6,841,560
359,600	CVS Caremark Corp.	26,919,656
76,000	HSN Inc.	4,539,480
310,000	J.C. Penney Co. Inc.†	2,672,200
50,000	Krispy Kreme Doughnuts Inc.†	886,500
2,100,000	Lianhua Supermarket Holdings Ltd., Cl. H	1,193,966
198,000	Macy’s Inc.	11,739,420
10,000	Murphy USA Inc.†	405,900
50,000	Outerwall Inc.†	3,625,000
14,857	Rush Enterprises Inc., Cl. B†	419,265
70,000	Safeway Inc.	2,585,800
54,400	The Cheesecake Factory Inc.	2,591,072
36,600	The Home Depot Inc.	2,896,158
65,600	The Kroger Co.	2,863,440
25,000	Walgreen Co.	1,650,750
40,400	Wal-Mart Stores Inc.	3,087,772
106,000	Whole Foods Market Inc.	5,375,260

		102,652,181

	Specialty Chemicals — 1.4%
27,000	Airgas Inc.	2,875,770
22,000	Ashland Inc.	2,188,560
123,000	Chemtura Corp.†	3,110,670
615,000	Ferro Corp.†	8,400,900
110,000	General Chemical Group Inc.†	1,320
60,100	H.B. Fuller Co.	2,901,628
113,100	International Flavors & Fragrances Inc.	10,820,277
1,800	NewMarket Corp.	703,404
400,000	OMNOVA Solutions Inc.†	4,152,000
11,000	Praxair Inc.	1,440,670
237,800	Sensient Technologies Corp.	13,414,298
15,000	SGL Carbon SE	510,319
65,000	Zep Inc.	1,150,500

		51,670,316

	Telecommunications — 2.0%
45,000	AT&T Inc.	1,578,150
40,000	CenturyLink Inc.	1,313,600
1,400,000	Cincinnati Bell Inc.†	4,844,000
320,000	Deutsche Telekom AG, ADR	5,190,400
30,000	Hellenic Telecommunications Organization SA†	495,957
25,000	Hellenic Telecommunications Organization SA, ADR†	212,500
66,000	Intelsat SA†	1,235,520
15,000	Level 3 Communications Inc.†	587,100
68,500	Loral Space & Communications Inc.†	4,845,005
250,000	NII Holdings Inc.†	297,500
180,015	Oi SA, ADR	239,420
12,000	Orange SA, ADR	176,280
230,000	Portugal Telecom SGPS SA	978,150
147,415	Sprint Corp.†	1,354,744

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
3,057,800	Telecom Italia SpA	$3,605,986
175,000	Telecom Italia SpA, ADR	2,063,250
46,500	Telefonica Brasil SA, ADR	987,660
276,201	Telefonica SA, ADR	4,361,214
1,086,510	Telephone & Data Systems Inc.	28,477,427
89,400	tw telecom inc.†	2,794,644
194,375	Verizon Communications Inc.	9,246,419
48,000	VimpelCom Ltd., ADR	433,440

		75,318,366

	Transportation — 0.6%
334,100	GATX Corp.	22,678,708
4,000	Kansas City Southern	408,240
46,000	Providence and Worcester Railroad Co.	811,900

		23,898,848

	Wireless Communications — 0.6%
117,400	America Movil SAB de CV, Cl. L, ADR	2,333,912
1,000	Millicom International Cellular SA	102,000
53,200	Millicom International Cellular SA, SDR	5,420,855
250,000	NTT DoCoMo Inc.	3,943,225
21,857	Tim Participacoes SA, ADR	567,408
180,289	United States Cellular Corp.	7,393,652
65,454	Vodafone Group plc, ADR	2,409,362

		22,170,414

	TOTAL COMMON STOCKS	3,682,934,177

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%	738,972

	RIGHTS — 0.0%
	Airlines — 0.0%
100,000	American Airlines Group Inc., CVR, expire 06/30/14†	810,000

	Health Care — 0.0%
20,000	American Medical Alert Corp.†	200

	TOTAL RIGHTS	810,200

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
14,727	Federal-Mogul Corp., expire 12/27/14†	265

	Energy and Utilities — 0.0%
300,000	Kinder Morgan Inc., expire 05/25/17†	531,000

	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd., expire 06/16/14†(c)	242,000

	TOTAL WARRANTS	773,265

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$7,821,000	U.S. Treasury Bills, 0.046% to 0.080%††, 05/01/14 to 09/11/14	$7,819,870

	TOTAL INVESTMENTS — 100.0% (Cost $1,497,508,498)	$3,693,076,484

	Aggregate tax cost	$1,513,017,655

	Gross unrealized appreciation	$2,228,076,158
	Gross unrealized depreciation	(48,017,329)

	Net unrealized appreciation/depreciation	$2,180,058,829

(a)	Denoted in units.
(b)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2014, the market value of the Regulation S security amounted to $3,774,000 or 0.10% of total investments, which was valued as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/14 Carrying Value Per Share
6,000	Samsung Electronics Co. Ltd., GDR	07/15/04	$1,077,139	$629.0000

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the market value of the Rule 144A security amounted to $242,000 or 0.01% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Products	$159,311,250	—	$30	$159,311,280
Energy and Utilities	235,515,972	—	0	235,515,972
Financial Services	311,026,264	$94,125	—	311,120,389
Specialty Chemicals	51,668,996	1,320	—	51,670,316
Other Industries (a)	2,925,316,220	—	—	2,925,316,220
Total Common Stocks	3,682,838,702	95,445	30	3,682,934,177
Preferred Stocks (a)	738,972	—	—	738,972
Rights (a)	—	810,000	200	810,200
Warrants (a)	531,265	242,000	—	773,265
U.S. Government Obligations	—	7,819,870	—	7,819,870
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,684,108,939	$8,967,315	$230	$3,693,076,484

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At March 31, 2014, the Fund held no investments in forward foreign exchange contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2014, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES
Mario J. Gabelli, CFA	Anthonie C. van Ekris
Chairman and	Chairman,
Chief Executive Officer, GAMCO Investors, Inc.	BALMAC International, Inc.
Salvatore J. Zizza
Anthony J. Colavita	Chairman,
President,	Zizza & Associates Corp.
Anthony J. Colavita, P.C.
OFFICERS
James P. Conn	Bruce N. Alpert
Former Chief Investment	President
Officer,
Financial Security Assurance	Andrea R. Mango
Holdings Ltd.	Secretary

John D. Gabelli Senior Vice President, G.research, Inc.	Agnes Mullady Treasurer Richard J. Walz
Chief Compliance Officer
Kuni Nakamura
President,	DISTRIBUTOR
Advanced Polymer, Inc.	G.distributors, LLC

Anthony R. Pustorino
Certified Public Accountant,	CUSTODIAN, TRANSFER
Professor Emeritus,	AGENT, AND DIVIDEND
Pace University	DISBURSING AGENT
Werner J. Roeder, MD	State Street Bank and Trust Company
Medical Director,
Lawrence Hospital	LEGAL COUNSEL
Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Morningstar® rated The Gabelli Asset Fund Class AAA Shares 5 stars overall, 3 stars for the three year period, and 5 stars for the five and ten year periods ended March 31, 2014 among 1,361, 1,361, 1,219, and 806 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

GAB405Q114QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/15/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/15/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/15/2014

* Print the name and title of each signing officer under his or her signature.